Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ (40,667)	$ (59,018)
Total deferred income tax expense (recovery)	(8,237)	6,849
Total income tax expense (recovery) recognized in net earnings	509	(269)	[1]
Current income tax expense [member]
Income tax [line items]
Current income tax expense (recovery)	8,746	(7,117)
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	32,430	65,866
Write down (reversal of write down) or recognition of prior period temporary differences	(40,667)	(59,018)
Total deferred income tax expense (recovery)	$ (8,237)	$ 6,848

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.